UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of March 31, 2010 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CORPORATE BONDS — 102.2%
CONSUMER DISCRETIONARY — 29.0%
AUTO COMPONENTS — 1.5%
Affinia Group, Inc., Nt, 9.000%, 11/30/14	$425		$422,875	0.4%
American Tire Distributors, Inc., Nt, 10.750%, 04/01/13	435		409,444	0.4
DPH Holdings Corp., 7.125%, 05/01/29[1,4]	725		23,563	0.0	[12]
UCI Holdco, Inc., Sr Nt, PIK, 8.257%, 12/15/13	512		480,868	0.5
United Components, Inc., Sr Nt, 9.375%, 06/15/13	250		251,250	0.2

			1,588,000	1.5
AUTOMOBILES — 2.5%
Ford Holdings LLC,
9.300%, 03/01/30	112		112,560	0.1
9.375%, 03/01/20[10]	150		156,000	0.2
Ford Motor Co.,
7.750%, 06/15/43	750		626,250	0.6
8.900%, 01/15/32	125		118,906	0.1
Ford Motor Co., Nt, 9.980%, 02/15/47	125		129,688	0.1
Motors Liquidation Co.,
0.000%, 03/15/36[1,4]	55		10,312	0.0	[12]
5.250%, 03/06/32	25		214,503	0.2
6.250%, 07/15/33	15		128,523	0.1
7.250%, 04/15/41	—	[11]	1,761	0.0	[12]
7.250%, 07/15/41	—	[11]	765	0.0	[12]
7.250%, 02/15/52	7		60,673	0.1
7.375%, 05/15/48	10		80,241	0.1
7.375%, 10/01/51	—	[11]	2,028	0.0	[12]
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4]	50		17,500	0.0	[12]
8.100%, 06/15/24[1,4]	1,725		612,375	0.6
8.375%, 07/15/33[1,4]	425		159,375	0.1
Navistar International Corp., 8.250%, 11/01/21	225		229,500	0.2

			2,660,960	2.5
BROADCASTING & CABLE TV — 2.6%
Adelphia Communications Corp., 6.000%, 02/15/06[1,4]	125		—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750		9,375	0.0	[12]
9.375%, 11/15/09[1,4]	560		7,000	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1,4]	1,297		45,391	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13	$265	$271,625	0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Private Placement, Nt, 10.875%, 09/15/14[2]	300	335,625	0.3
Mediacom LLC / Mediacom Capital Corp., Private Placement, 9.125%, 08/15/19[2]	156	160,875	0.1
Sirius XM Radio, Inc., Private Placement, 8.750%, 04/01/15[2,6]	180	179,325	0.2
Telesat Canada/Telesat LLC, (Canada),
11.000%, 11/01/15	286	318,175	0.3
12.500%, 11/01/17[10]	150	172,500	0.2
UPC Germany GmbH, Private Placement, (Germany), 8.125%, 12/01/17[2]	150	154,688	0.1
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	225	231,188	0.2
Virgin Media Finance plc, Sr Nt, (United Kingdom), 9.125%, 08/15/16	450	478,125	0.4
XM Satellite Radio, Inc., Private Placement, Sr Nt, 13.000%, 08/01/13[2]	430	484,287	0.5

		2,848,179	2.6
DISTRIBUTORS — 0.2%
McJunkin Red Man Corp., Private Placement, Sr Nt, 9.500%, 12/15/16[2]	200	204,250	0.2

Diversified Consumer Services — 1.5%
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.750%, 02/01/15[2,10]	700	679,000	0.6
Mac-Gray Corp., Sr Nt, 7.625%, 08/15/15[10]	650	637,813	0.6
Sotheby’s, 7.750%, 06/15/15	250	254,062	0.3

		1,570,875	1.5
GAMING — 4.9%
Chukchansi Economic Development Authority, Private Placement, 8.000%, 11/15/13[2]	766	628,120	0.6
Harrah’s Operating Co., Inc.,
10.000%, 12/15/18[6]	650	537,875	0.5
11.250%, 06/01/17	250	269,375	0.3
Isle of Capri Casinos, Inc., Sr Nt, 7.000%, 03/01/14	400	342,000	0.3

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

GAMING (continued)
Mandalay Resort Group, Sr Nt, 6.375%, 12/15/11	$500	$478,750	0.4%
Mashantucket Western Pequot Tribe, Private Placement,
5.912%, 09/01/21[2]	475	290,937	0.3
8.500%, 11/15/15[1,2,4]	820	205,000	0.2
MGM Mirage, Co. Guar, 7.625%, 01/15/17[6]	150	124,875	0.1
MGM Mirage, Private Placement,
9.000%, 03/15/20[2]	125	128,750	0.1
11.375%, 03/01/18[2,6]	250	241,250	0.2
MGM Mirage, Sr Nt, 6.750%, 09/01/12[6]	172	162,540	0.2
Midwest Gaming Borrower LLC / Midwest Finance Corp., Private Placement, 11.625%, 04/15/16[2]	100	98,941	0.1
San Pasqual Casino, Private Placement, 8.000%, 09/15/13[2]	500	480,625	0.4
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.757%, 03/15/14[2]	500	445,000	0.4
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	1,000	830,000	0.8

		5,264,038	4.9
HOTELS, RESTAURANTS & LEISURE — 1.8%
Real Mex Restaurants, Inc., 14.000%, 01/01/13	200	195,000	0.2
Royal Caribbean Cruises Ltd., (Liberia), 6.875%, 12/01/13	28	28,280	0.0	[12]
Royal Caribbean Cruises Ltd., Sr Nt, (Liberia), 11.875%, 07/15/15	231	272,002	0.3
Six Flags Operations, Inc., Private Placement, 12.250%, 07/15/16[1,2,4]	872	1,020,240	1.0
Speedway Motorsports, Inc., Sr Nt, 8.750%, 06/01/16	300	319,500	0.3
Universal City Development Partners Ltd., Private Placement, 8.875%, 11/15/15[2]	35	35,263	0.0	[12]
Universal City Development Partners Ltd., Private Placement, Sr Nt, 10.875%, 11/15/16[2]	40	41,800	0.0	[12]

		1,912,085	1.8

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — 1.4%
K Hovnanian Enterprises, Inc., Sr Nt, 10.625%, 10/15/16	$475	$505,875	0.5%
KB Home, Sr Nt, 5.875%, 01/15/15	250	236,875	0.2
M/I Homes, Inc., Sr Nt, 6.875%, 04/01/12	260	252,200	0.3
Meritage Homes Corp., Sr Nt, 7.000%, 05/01/14	250	246,875	0.2
Standard Pacific Corp., 7.000%, 08/15/15	130	120,250	0.1
Standard Pacific Corp., Sr Nt, 6.250%, 04/01/14	139	128,227	0.1

		1,490,302	1.4
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Da-Lite Screen Co., Inc., Private Placement, Sr Nt, 12.500%, 04/01/15[2]	375	378,750	0.4
Eastman Kodak Co., Private Placement, 9.750%, 03/01/18[2]	365	361,350	0.3
FGI Holding Co., Inc., Private Placement, Sr Nt, PIK, 11.250%, 10/01/15[2]	225	220,500	0.2

		960,600	0.9
MEDIA — 6.2%
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.500%, 08/15/14	700	616,000	0.6
Block Communications, Inc., Private Placement, Sr Nt, 8.250%, 12/15/15[2,10]	800	800,000	0.8
Clear Channel Worldwide Holdings, Inc., Private Placement, Sr Nt,
9.250%, 12/15/17[2]	625	652,344	0.6
Fisher Communications, Inc., Sr Nt, 8.625%, 09/15/14	500	491,250	0.5
Gannett Co., Inc., Private Placement, 9.375%, 11/15/17[2]	135	144,281	0.1
Inmarsat Finance plc, Private Placement, (United Kingdom), 7.375%, 12/01/17[2]	100	104,000	0.1
Intelsat Intermediate Holding Co. S.A., (Bermuda), 9.500%, 02/01/15[7]	200	207,000	0.2
Intelsat Jackson Holdings S.A., Nt, (Bermuda), 11.250%, 06/15/16	85	92,012	0.1
Intelsat Jackson Holdings S.A., Private Placement, Sr Nt, (Bermuda), 8.500%, 11/01/19[2]	150	157,500	0.1
Intelsat Luxembourg S.A., (Bermuda),
11.250%, 02/04/17[7]	575	608,063	0.6
PIK, 11.500%, 02/04/17	138	141,578	0.1

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15[10]	$750	$774,375	0.7%
Lamar Media Corp., Sr Sub Nt, 6.625%, 08/15/15	125	120,156	0.1
McClatchy Co. (The), Private Placement, 11.500%, 02/15/17[2]	60	61,275	0.1
Media General, Inc., Private Placement, 11.750%, 02/15/17[2]	400	395,500	0.4
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 11.375%, 04/01/13[7]	479	427,852	0.4
Radio One, Inc., Sr Sub Nt, 6.375%, 02/15/13	500	410,625	0.4
Salem Communications Corp., Nt, 9.625%, 12/15/16	125	130,625	0.1
WMG Holdings Corp., Nt, 9.500%, 12/15/14[6,7]	250	251,875	0.2

		6,586,311	6.2
MULTILINE RETAIL — 0.4%
Dollar General Corp., PIK, 11.875%, 07/15/17	69	80,385	0.1
HSN, Inc., 11.250%, 08/01/16	323	366,605	0.3

		446,990	0.4
SPECIALTY RETAIL — 3.9%
Blockbuster, Inc., Private Placement, 11.750%, 10/01/14[2,6]	400	295,000	0.3
Burlington Coat Factory Investment Holdings, Inc., 14.500%, 10/15/14[7]	200	212,000	0.2
Collective Brands, Inc., 8.250%, 08/01/13	445	453,900	0.4
General Nutrition Centers, Inc., PIK, 5.750%, 03/15/14	461	436,221	0.4
KAR Auction Services, Inc., Sr Nt, 10.000%, 05/01/15	4	4,200	0.0	[12]
Michael’s Stores, Inc., Sr Nt,
0.000%, 11/01/16[7]	750	663,750	0.6
11.375%, 11/01/16[6]	325	351,000	0.4
NBC Acquisition Corp., 11.000%, 03/15/13[7]	280	251,300	0.2
Nebraska Book Co., Inc.,
8.625%, 03/15/12[10]	365	345,838	0.3
10.000%, 12/01/11	95	98,087	0.1
PEP Boys-Manny Moe & Jack, Sr Nt, 7.500%, 12/15/14	500	477,500	0.4

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL (continued)
Toys R Us Property Co. LLC, Private Placement, Sr Sec’d Nt, 8.500%, 12/01/17[2]	$285	$295,688	0.3%
Toys R Us, Inc., 7.875%, 04/15/13	300	307,500	0.3

		4,191,984	3.9
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Broder Brothers Co., Private Placement, PIK, 12.000%, 10/15/13[2,3,9]	399	327,131	0.3
Hanesbrands, Inc., Sr Nt, VAR, 3.831%, 12/15/14	500	477,500	0.5
Quiksilver, Inc., 6.875%, 04/15/15	500	462,500	0.4

		1,267,131	1.2

Total Consumer Discretionary		30,991,705	29.0

CONSUMER STAPLES — 5.4%
BEVERAGES — 0.3%
Constellation Brands, Inc., Sr Nt, 8.375%, 12/15/14	315	340,594	0.3

FOOD & STAPLES RETAILING — 2.3%
Golden State Foods Corp., Private Placement, Sr Sub Nt, 9.240%, 01/10/12[2,3,8,9]	1,550	1,565,500	1.5
Ingles Markets, Inc., 8.875%, 05/15/17	190	198,550	0.2
Rite Aid Corp., Debentures, 7.500%, 03/01/17	600	556,500	0.5
Tops Markets LLC, Private Placement, 10.125%, 10/15/15[2]	115	119,600	0.1

		2,440,150	2.3
FOOD PRODUCTS — 1.6%
Chiquita Brands International, Inc., Sr Nt, 8.875%, 12/01/15[6]	299	310,212	0.3
Eurofresh, Inc., 15.000%, 11/18/16[3,9]	345	344,855	0.3
JBS USA LLC/JBS USA Finance, Inc., Private Placement, 11.625%, 05/01/14[2]	325	370,500	0.4
Smithfield Foods, Inc., Nt, 7.750%, 05/15/13[10]	575	580,750	0.5
Tom’s Foods, Inc., Sr Nt, 10.500%, 11/01/04[1,3,4,9]	872	8,718	0.0	[12]
TreeHouse Foods, Inc., 7.750%, 03/01/18	100	103,750	0.1

		1,718,785	1.6

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD PRODUCTS — 0.6%
Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	$563	$596,266	0.6%

PERSONAL PRODUCTS — 0.2%
Revlon Consumer Products Corp., Private Placement, 9.750%, 11/15/15[2]	155	160,037	0.2

TOBACCO — 0.4%
Alliance One International, Inc., Private Placement, 10.000%, 07/15/16[2]	440	459,800	0.4

Total Consumer Staples		5,715,632	5.4

ENERGY — 7.4%
ENERGY EQUIPMENT & SERVICES — 1.4%
Gibson Energy ULC/GEP Midstream Finance Corp., Nt, Private Placement, (Canada), 10.000%, 01/15/18[2]	180	176,850	0.2
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	500	515,000	0.5
Key Energy Services, Inc., Sr Nt, 8.375%, 12/01/14	338	341,802	0.3
PHI, Inc., Co. Guar, 7.125%, 04/15/13	483	469,114	0.4

		1,502,766	1.4
OIL, GAS & CONSUMABLE FUELS — 6.0%
Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14	175	168,438	0.2
Antero Resources Finance Corp., Private Placement, Nt, 9.375%, 12/01/17[2]	250	257,500	0.2
Denbury Resources, Inc., 8.250%, 02/15/20	40	42,400	0.0	[12]
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.750%, 07/15/11[2,10]	500	517,638	0.5
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	85	86,038	0.1
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., Sr Unsecd Nt, 8.625%, 06/15/20	325	325,000	0.3
Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	750	705,000	0.7
Forest Oil Corp., Nt, 7.250%, 06/15/19	269	270,345	0.2
Gibson Energy ULC/GEP Midstream Finance Corp., Private Placement, (Canada), 11.750%, 05/27/14[2]	200	219,500	0.2
Holly Corp., Private Placement, 9.875%, 06/15/17[2]	70	72,100	0.1

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Holly Energy Partners LP/Holly Energy Finance Corp., Private Placement, 8.250%, 03/15/18[2]	$130	$131,625	0.1%
Linn Energy LLC/Linn Energy Finance Corp., Private Placement, 8.625%, 04/15/20[2]	125	125,156	0.1
NFR Energy LLC/NFR Energy Finance Corp., Private Placement, 9.750%, 02/15/17[2]	200	200,000	0.2
Parker Drilling Co., Private Placement, 9.125%, 04/01/18[2]	50	51,187	0.0	[12]
Pioneer Drilling Co., Private Placement, 9.875%, 03/15/18[2]	120	118,800	0.1
Plains Exploration & Production Co., 7.625%, 04/01/20	100	99,000	0.1
Range Resources Corp., 7.250%, 05/01/18	25	25,656	0.0	[12]
Range Resources Corp., Sr Sub Nt, 7.500%, 05/15/16	267	275,010	0.3
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	65	66,056	0.1
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	1,260	1,197,000	1.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	286,300	0.3
W&T Offshore, Inc., Private Placement, Sr Nt, 8.250%, 06/15/14[2]	500	467,500	0.4
Western Refining, Inc., Private Placement, VAR,
10.750%, 06/15/14[2]	225	202,500	0.2
11.250%, 06/15/17[2]	225	202,500	0.2
Williams Partners LP / Williams Partners Finance Corp., 7.250%, 02/01/17	250	285,397	0.3

		6,397,646	6.0

Total Energy		7,900,412	7.4

FINANCIALS — 12.8%
COMMERCIAL BANKS — 3.2%
BankAmerica Capital II, Nt, Series 2, 8.000%, 12/15/26	30	30,150	0.0	[12]
Barclays Bank plc, Private Placement, (United Kingdom), VAR, 7.434%, 12/15/17[2,14]	600	591,000	0.6
Capital One Capital V, 10.250%, 08/15/39[10]	950	1,125,451	1.1

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL BANKS (continued)
Credit Agricole S.A., Private Placement, (France), VAR, 6.637%, 05/31/17[2,14]	$650	$567,125	0.5%
Wachovia Capital Trust III, VAR, 5.800%, 03/15/11[14]	1,260	1,067,850	1.0

		3,381,576	3.2
CONSUMER FINANCE — 3.9%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.250%, 10/01/14[2,3,9]	1,000	822,500	0.8
Ford Motor Credit Co. LLC, 8.700%, 10/01/14[10]	750	813,233	0.7
Ford Motor Credit Co. LLC, Nt, 8.000%, 12/15/16[10]	700	737,536	0.7
GMAC, Inc.,
6.625%, 05/15/12[10]	158	159,580	0.2
8.000%, 11/01/31	1,492	1,424,860	1.3
SLM Corp., 8.450%, 06/15/18	264	266,999	0.2

		4,224,708	3.9
DIVERSIFIED FINANCIAL SERVICES — 0.8%
CIT Group, Inc., Nt, 7.000%, 05/01/15	750	699,375	0.7
CNG Holdings, Inc., Private Placement, 12.250%, 02/15/15[2]	140	135,625	0.1

		835,000	0.8
INSURANCE — 4.8%
Crum and Forster Holdings Corp., 7.750%, 05/01/17[10]	600	594,000	0.6
HUB International Holdings, Inc., Private Placement,
9.000%, 12/15/14[2]	250	242,500	0.2
10.250%, 06/15/15[2,10]	900	861,750	0.8
Liberty Mutual Group, Inc., Private Placement,
7.500%, 08/15/36[2]	250	241,088	0.2
VAR, 10.750%, 06/15/58[2,10]	1,870	2,094,400	2.0
Nationwide Mutual Insurance Co., Private Placement,
8.250%, 12/01/31[2]	108	109,402	0.1
9.375%, 08/15/39[2]	175	199,400	0.2
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2,10]	842	795,690	0.7

		5,138,230	4.8

Description	Par (000)	Value	Percent of Net Assets*

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
DuPont Fabros Technology LP, Private Placement, Nt, 8.500%, 12/15/17[2]	$105	$108,150	0.1%

Total Financials		13,687,664	12.8

HEALTH CARE — 4.9%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
DJO Finance LLC / DJO Finance Corp., Private Placement, Sr Nt, 10.875%, 11/15/14[2]	50	54,313	0.1

HEALTH CARE PROVIDERS & SERVICES — 2.5%
HCA, Inc., 5.750%, 03/15/14[10]	195	184,031	0.2
HCA, Inc., Sec’d Nt, 9.250%, 11/15/16[10]	1,000	1,063,125	1.0
Multiplan, Inc., Private Placement, 10.375%, 04/15/16[2]	750	772,500	0.7
TeamHealth, Inc., Sr Sub Nt, 11.250%, 12/01/13	105	109,725	0.1
Tenet Healthcare Corp., Private Placement, 8.875%, 07/01/19[2,10]	500	541,250	0.5

		2,670,631	2.5
PHARMACEUTICALS — 2.3%
Catalent Pharma Solutions, Inc., Nt, PIK, 10.250%, 04/15/15	202	198,465	0.2
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[3,9]	1,584	950,328	0.9
Elan Finance plc/Elan Finance Corp., Private Placement, (Ireland), 8.750%, 10/15/16[2]	500	495,000	0.4
Elan Finance plc/Elan Finance Corp., Sr Nt, (Ireland), VAR, 4.250%, 11/15/11	830	815,475	0.8

		2,459,268	2.3

Total Health Care		5,184,212	4.9

INDUSTRIALS — 14.7%
AEROSPACE & DEFENSE — 0.4%
Bombardier, Inc., Private Placement, (Canada),
7.500%, 03/15/18[2]	50	52,125	0.0	[12]
7.750%, 03/15/20[2]	50	52,250	0.1
Colt Defense LLC/Colt Finance Corp., Private Placement, 8.750%, 11/15/17[2]	25	25,063	0.0	[12]
DigitalGlobe, Inc., Private Placement, Sr Nt, 10.500%, 05/01/14[2]	250	269,375	0.3

		398,813	0.4

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

AIRLINES — 2.6%
American Airlines, Pass Through Trust 1991, Collateral Trust Notes, 10.180%, 01/02/13[3,9]	$797	$728,844	0.7%
American Airlines, Pass Through Trust 1991, Private Placement, Nt, 10.320%, 07/30/14[2,3,9]	670	576,434	0.5
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	1,401	1,303,036	1.2
Delta Air Lines, Inc.,
8.300%, 12/15/29[1,4]	1,145	22,900	0.0	[12]
10.125%, 05/15/10[1,4]	500	10,000	0.0	[12]
UAL 2007-1 Pass Through Trust, Private Placement, Nt, VAR,
2.680%, 07/02/14[2]	111	85,312	0.1
7.336%, 07/02/19[2]	86	68,409	0.1

		2,794,935	2.6
BUILDING PRODUCTS — 0.7%
AMH Holdings, Inc., Sr Nt, 11.250%, 03/01/14[7]	400	411,500	0.4
Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16	300	324,000	0.3

		735,500	0.7
COMMERCIAL SERVICES & SUPPLIES — 2.7%
Cenveo Corp., Private Placement,
8.875%, 02/01/18[2]	200	202,250	0.2
10.500%, 08/15/16[2]	1,000	1,018,750	0.9
Cenveo Corp., Sr Sub Nt, 7.875%, 12/01/13	325	311,188	0.3
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	100	102,375	0.1
Harland Clarke Holdings Corp., VAR,
6.000%, 05/15/15[10]	350	287,875	0.3
9.500%, 05/15/15	625	585,937	0.5
Iron Mountain, Inc., 8.375%, 08/15/21	250	260,000	0.2
Quebecor World Capital Corp., (Canada),
6.125%, 11/15/13[1,3,4]	1,415	77,825	0.1
6.500%, 08/01/27[1,3,4]	810	44,550	0.1
9.750%, 01/15/15[1,3,4]	585	32,175	0.0	[12]

		2,922,925	2.7

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION & ENGINEERING — 1.1%
RSC Equipment Rental, Inc., 9.500%, 12/01/14[10]	$893	$884,070	0.8%
United Rentals North America, Inc., 10.875%, 06/15/16	240	261,000	0.3

		1,145,070	1.1
ELECTRICAL EQUIPMENT — 0.3%
Belden, Inc., Private Placement, Sr Nt, 9.250%, 06/15/19[2,10]	125	133,437	0.1
General Cable Corp., VAR, 2.626%, 04/01/15	250	224,375	0.2

		357,812	0.3
INDUSTRIAL CONGLOMERATES — 2.0%
JB Poindexter & Co., Inc., Co. Guar, 8.750%, 03/15/14[10]	2,084	1,813,080	1.7
Milacron Escrow Corp., Sec’d Nt, 11.500%, 05/15/11[1,3,4,9]	1,182	—	0.0
Milacron Holdings, Inc., 12.000%, 08/01/14[3,9]	281	281,270	0.3

		2,094,350	2.0
INDUSTRIAL MACHINERY — 1.5%
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt, 11.750%, 08/01/16[10]	410	439,725	0.4
RBS Global, Inc./Rexnord LLC, Private Placement, 9.500%, 08/01/14[2,10]	1,063	1,105,520	1.1

		1,545,245	1.5
MARINE — 1.0%
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., Private Placement, 8.875%, 11/01/17[2]	165	170,775	0.2
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	200	198,500	0.2
Teekay Corp., 8.500%, 01/15/20	35	36,575	0.0	[12]
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	700	682,500	0.6

		1,088,350	1.0
ROAD & RAIL — 2.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Nt, 7.750%, 05/15/16	200	196,000	0.2
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Private Placement, 9.625%, 03/15/18[2]	315	329,175	0.3

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL (continued)
Hertz Corp. (The), Sr Nt, 10.500%, 01/01/16	$250	$268,437	0.3%
Kansas City Southern Railway, Sr Nt, 8.000%, 06/01/15	250	259,688	0.2
Quality Distribution LLC/QD Capital Corp., Private Placement,
10.000%, 06/01/13[2,3,9]	850	841,500	0.8
PIK, 11.750%, 11/01/13[2,3,9]	756	665,344	0.6

		2,560,144	2.4
TRANSPORTATION SERVICES — 0.0%[12]
IdleAire Technologies Corp., Sr Disc Nt, 13.000%, 12/15/12[1,3,4,9]	1,415	14,150	0.0	[12]

Total Industrials		15,657,294	14.7

INFORMATION TECHNOLOGY — 4.6%
COMMUNICATIONS EQUIPMENT — 0.4%
Avaya, Inc., Sr Nt, 9.750%, 11/01/15	500	487,500	0.4

COMPUTERS & PERIPHERALS — 0.6%
Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	250	250,625	0.3
Stratus Technologies, Inc., Private Placement, Sr Secd Nt, 12.000%, 03/29/15[2]	380	366,358	0.3

		616,983	0.6
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Intcomex, Inc., Private Placement, 13.250%, 12/15/14[2]	75	75,844	0.0	[12]
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 3.007%, 06/15/14[2]	200	189,000	0.2
Smart Modular Technologies WWH, Inc., Sr Nt, (Cayman Islands), VAR, 5.751%, 04/01/12[3,9]	423	407,190	0.4
Viasystems, Inc., Private Placement, 12.000%, 01/15/15[2]	325	351,812	0.3

		1,023,846	0.9
INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	245	253,575	0.3
Terremark Worldwide, Inc., Private Placement, Sr Nt, 12.000%, 06/15/17[2,7]	125	143,750	0.1

		397,325	0.4

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES — 0.7%
First Data Corp., 9.875%, 09/24/15[10]	$300	$258,750	0.3%
Sitel LLC/Sitel Finance Corp., Private Placement, Sr Nt, 11.500%, 04/01/18[2]	110	110,825	0.1
Stream Global Services, Inc., Private Placement, 11.250%, 10/01/14[2]	100	104,000	0.1
Unisys Corp., Private Placement, 14.250%, 09/15/15[2]	201	239,692	0.2

		713,267	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Amkor Technology, Inc., Sr Nt, 7.750%, 05/15/13	300	302,250	0.3
NXP BV/NXP Funding LLC, Sr Nt, (Netherlands), VAR,
3.001%, 10/15/13	400	375,000	0.4
7.875%, 10/15/14[10]	1,015	989,625	0.9

		1,666,875	1.6

Total Information Technology		4,905,796	4.6

MATERIALS — 9.4%
CHEMICALS — 1.3%
LBI Escrow Corp., Private Placement, 8.000%, 11/01/17[2]	325	337,187	0.3
PolyOne Corp., Nt, 8.875%, 05/01/12	500	528,750	0.5
Sterling Chemicals, Inc., 10.250%, 04/01/15	350	349,125	0.3
Terra Capital, Inc., Sr Nt, 7.750%, 11/01/19	125	150,938	0.2

		1,366,000	1.3
CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc., Sr Sub Nt, 8.375%, 04/01/14[1,4]	229	135,110	0.1

CONTAINERS & PACKAGING — 2.3%
Berry Plastics Corp., Sr Sub Nt,
8.250%, 11/15/15	165	166,031	0.2
8.875%, 09/15/14	150	146,438	0.1
Berry Plastics Holding Corp., Nt, 8.875%, 09/15/14	400	390,500	0.4
BWAY Corp., Private Placement, 10.000%, 04/15/14[2]	100	107,500	0.1
Constar International, Inc., Co Guar, VAR, 3.625%, 02/15/12[10]	950	787,312	0.7
Solo Cup Co., Sr Nt, 8.500%, 02/15/14[10]	808	789,820	0.8

		2,387,601	2.3

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — 1.8%
Consol Energy, Inc., Private Placement, 8.250%, 04/01/20[2]	$125	$128,438	0.1%
Consol Energy, Inc., Private Placement, Sr Nt, 8.000%, 04/01/17[2]	170	174,675	0.2
FMG Resources August 2006 Pty. Ltd, Private Placement, Sr Secd Nt, (Australia), 10.625%, 09/01/16[2]	250	288,125	0.3
International Coal Group, Inc., Sr Secd Nt, 9.125%, 04/01/18	75	76,125	0.1
Murray Energy Corp., Private Placement, 10.250%, 10/15/15[2]	150	153,750	0.1
United States Steel Corp., Sr Nt, 7.375%, 04/01/20	300	300,750	0.3
Wolverine Tube, Inc., Sr Nt, PIK, 15.000%, 03/31/12[3,9]	1,169	795,037	0.7

		1,916,900	1.8
PAPER & FOREST PRODUCTS — 3.9%
Abitibi-Consolidated Co. of Canada, Private Placement, Sr Nt, (Canada), 13.750%, 04/01/11[1,2,4]	212	222,561	0.2
Abitibi-Consolidated Co. of Canada, Sr Nt, (Canada),
6.000%, 06/20/13[1,4]	630	155,925	0.2
8.375%, 04/01/15[1,4]	1,395	345,263	0.3
Abitibi-Consolidated, Inc., Sr Nt, (Canada), 8.850%, 08/01/30[1,4]	25	6,187	0.0	[12]
Appleton Papers, Inc., Private Placement, Sr Secd Nt, 10.500%, 06/15/15[2]	258	256,710	0.2
Bowater Canada Finance Corp., Nt, (Canada), 7.950%, 11/15/11[1,4]	500	215,000	0.2
NewPage Corp., Sr Secd Nt, 11.375%, 12/31/14	1,500	1,492,500	1.4
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,4]	448	397,600	0.4
Smurfit-Stone Container Enterprises, Inc., Sr Nt, 8.000%, 03/15/17[1,4]	1,229	1,096,882	1.0

		4,188,628	3.9

Total Materials		9,994,239	9.4

TELECOMMUNICATION SERVICES — 8.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
Cincinnati Bell, Inc., 8.750%, 03/15/18	120	121,050	0.1

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	$850	$867,000	0.8%
Frontier Communications Corp., 8.250%, 05/01/14	50	52,250	0.1
Global Crossing Ltd., Private Placement, (Bermuda), 12.000%, 09/15/15[2]	35	38,850	0.0	[12]
Level 3 Financing, Inc., Co. Guar, 9.250%, 11/01/14[10]	1,000	975,000	0.9
Level 3 Financing, Inc., Private Placement, 10.000%, 02/01/18[2]	105	100,275	0.1
New Communications Holdings, Inc., Private Placement,
7.875%, 04/15/15[2]	115	118,162	0.1
8.250%, 04/15/17[2]	115	117,013	0.1
8.500%, 04/15/20[2]	115	115,862	0.1
8.750%, 04/15/22[2]	110	110,000	0.1
PAETEC Holding Corp., Private Placement, Sr Secd Nt, 8.875%, 06/30/17[2]	200	205,500	0.2
Qwest Communications International, Inc., Private Placement, Sr Secd Nt, 7.125%, 04/01/18[2]	200	206,500	0.2
Qwest Corp., Sr Nt, 7.625%, 06/15/15[10]	1,015	1,108,888	1.0
Windstream Corp., 7.875%, 11/01/17	320	315,200	0.3

		4,451,550	4.1
WIRELESS TELECOMMUNICATION SERVICES — 4.3%
Cricket Communications, Inc., 9.375%, 11/01/14[6]	250	254,375	0.2
Cricket Communications, Inc., Sr Secd Nt, 7.750%, 05/15/16	180	186,750	0.2
MetroPCS Wireless, Inc., Sr Nt, 9.250%, 11/01/14[6]	500	511,250	0.5
Nextel Communications, Inc., 7.375%, 08/01/15[10]	1,475	1,401,250	1.3
NII Capital Corp., Private Placement,
8.875%, 12/15/19[2]	315	326,025	0.3
10.000%, 08/15/16[2]	185	202,575	0.2
Sprint Nextel Corp., Nt, 6.000%, 12/01/16[10]	1,400	1,263,500	1.2
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 11.750%, 07/15/17[2]	200	221,000	0.2

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES (continued)
Wind Acquisition Holdings Finance S.A., Private Placement, Sr Secd Nt, (Luxembourg), 12.250%, 07/15/17[2]	$205	$202,950	0.2%

		4,569,675	4.3

Total Telecommunication Services		9,021,225	8.4

UTILITIES — 5.6%
GAS UTILITIES — 0.1%
Crosstex Energy/Crosstex Energy Finance Corp., Private Placement, 8.875%, 02/15/18[2]	120	123,750	0.1

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 5.2%
Calpine Construction Finance Co. LP and CCFC Finance Corp., Private Placement, 8.000%, 06/01/16[2]	200	204,500	0.2
Calpine Corp., Private Placement, Sr Nt, 7.250%, 10/15/17[2]	354	347,805	0.3
Calpine Generating Co. LLC, Secd Nt, 0.000%, 04/01/11[1,4]	1,000	135,000	0.1
Dynegy Holdings, Inc., Sr Unsecd Nt, 7.125%, 05/15/18	500	355,000	0.3
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsecd Nt, 7.670%, 11/08/16	500	485,940	0.5
Edison Mission Energy, 7.200%, 05/15/19	500	345,000	0.3
Edison Mission Energy, Sr Nt, 7.750%, 06/15/16	1,000	730,000	0.7
Mirant Americas Generation LLC, Sr Nt, 8.500%, 10/01/21[6]	500	470,000	0.5
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Private Placement, 10.875%, 06/01/16[2]	125	133,125	0.1
NRG Energy, Inc., Sr Nt,
7.250%, 02/01/14	250	251,875	0.2
7.375%, 01/15/17[10]	1,375	1,361,250	1.3
RRI Energy, Inc., 7.625%, 06/15/14[6]	500	467,500	0.5
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15[6,7]	350	243,250	0.2

		5,530,245	5.2

Description	Par (000)	Value	Percent of Net Assets*

MULTI-UTILITIES — 0.3%
Energy Future Holdings Corp., 10.875%, 11/01/17[6,7]	$450	$334,125	0.3%

Total Utilities		5,988,120	5.6

Total Corporate Bonds
(Cost $112,336,153)		109,046,299	102.2

LOAN PARTICIPATIONS & ASSIGNMENTS — 29.5%
CONSUMER DISCRETIONARY — 9.4%
AUTO COMPONENTS — 0.4%
Remy, 1st Lien Term Loan,
5.750%, 12/06/13	107	106,265	0.1
5.757%, 12/06/13	38	38,272	0.1
5.790%, 12/06/13	4	3,849	0.0	[12]
8.757%, 06/06/14	250	249,688	0.2

		398,074	0.4
AUTOMOBILES — 0.7%
Ford Motor Co., Term Loan B,
3.230%, 12/15/13	39	37,505	0.1
3.260%, 12/15/13	677	654,612	0.6

		692,117	0.7
GAMING — 2.1%
Fontainebleau Las Vegas Holdings LLC, Delayed Draw Term Loan B, 4.316%, 06/06/14[1,4]	141	29,762	0.0	[12]
Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, 4.527%, 06/06/14[1,4]	282	59,846	0.1
Harrah’s Operating Co., Inc., Term B-2 Loan, 3.249%, 01/28/15	1,006	866,738	0.8
HSP Gaming LP, Term Loan, 11.250%, 08/20/14	255	252,450	0.2
Venetian Macau, Term B Funded Project Loan, 4.800%, 05/25/13	1,112	1,077,951	1.0

		2,286,747	2.1
HOTELS, RESTAURANTS & LEISURE — 0.6%
Outback Steakhouse, Inc., Term Loan B, 4.500%, 06/14/14	1	1,151	0.0	[12]
Outback Steakhouse, Prefunded RC Commitment,
0.077%, 06/14/13	4	3,848	0.0	[12]
4.500%, 06/14/13	1	1,149	0.0	[12]

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Outback Steakhouse, Term Loan B,
2.625%, 06/14/14	$418	$388,834	0.4%
4.500%, 06/14/14	23	21,748	0.0	[12]
Six Flags Theme Parks, Inc., Term Loan B, 2.480%, 04/30/15	250	248,803	0.2

		665,533	0.6
MEDIA — 5.2%
Cengage Learning Acquisitions, Term Loan, 2.790%, 07/15/14	496	437,012	0.4
Clear Channel Communications, Inc., Term Loan B, 3.898%, 01/29/16	628	507,717	0.5
Dex Media West, New Term Loan,
7.500%, 10/24/14	15	13,970	0.0	[12]
7.500%, 10/24/14	15	13,970	0.0	[12]
7.500%, 10/24/14	4	3,566	0.0	[12]
Entercom Radio LLC, Term Loan A, 1.372%, 06/30/12	1,077	1,020,101	1.0
High Plains Broadcasting Operating Co. LLC, Term Loan, 9.000%, 09/14/16	193	185,492	0.2
Idearc, Inc., Exit Term Loan, 11.000%, 12/31/15	966	909,291	0.8
Newport Television LLC, Term Loan, 9.000%, 09/14/16	732	704,195	0.7
Newsday, Term Loan B, 10.500%, 08/01/13	250	271,562	0.2
R.H. Donnelley, Inc., Exit Term Loan, 9.250%, 10/24/14	200	195,042	0.2
Univision Communications, Inc., 1st Lien Term Loan,
2.540%, 09/20/14	91	80,641	0.1
2.540%, 09/20/14	1,409	1,254,419	1.1

		5,596,978	5.2
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Claire’s Stores, Term Loan B,
05/29/14^	107	93,822	0.1
3.001%, 05/29/14	121	106,392	0.1
3.001%, 05/29/14	272	239,381	0.2

		439,595	0.4

Total Consumer Discretionary		10,079,044	9.4

CONSUMER STAPLES — 1.1%
FOOD & STAPLES RETAILING — 0.5%
Rite Aid Corp., Term Loan 3, 6.000%, 06/04/14	495	483,850	0.5

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD PRODUCTS — 0.6%
Spectrum Brands, Inc., Letter of Credit, 1.500%, 06/30/12	$24	$24,132	0.0%[12]
Spectrum Brands, Inc., Term Loan B,
8.000%, 06/30/12	252	251,775	0.2
8.000%, 06/30/12	206	205,810	0.2
8.000%, 06/30/12	206	205,810	0.2
8.750%, 06/30/12	1	1,174	0.0	[12]
8.750%, 06/30/12	1	686	0.0	[12]

		689,387	0.6

Total Consumer Staples		1,173,237	1.1

ENERGY — 0.1%
OIL, GAS & CONSUMABLE FUELS — 0.1%
Big West Oil, Term Loan B, 01/22/15^	100	101,083	0.1

FINANCIALS — 3.7%
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Capmark Financial Group, 1st Lien Term Loan, 4.750%, 03/23/11	1,213	1,030,874	1.0
Capmark Financial Group, Term Loan, 03/23/13^	175	60,331	0.1
2.425%, 03/23/13	700	241,277	0.2
CIT Group, Inc., Initial Term Loan,
13.000%, 01/20/12	11	11,360	0.0	[12]
13.000%, 01/20/12	11	11,360	0.0	[12]
13.000%, 01/20/12	11	11,359	0.0	[12]
13.000%, 01/20/12	636	658,228	0.6
13.000%, 01/20/12	22	22,719	0.1
13.000%, 01/20/12	11	11,360	0.0	[12]
13.000%, 01/20/12	11	11,360	0.0	[12]
CIT Group, Inc., New Term Loan,
13.000%, 01/20/12	90	93,603	0.1
13.000%, 01/20/12	90	93,603	0.0	[12]
13.000%, 01/20/12	90	93,604	0.1
13.000%, 01/20/12	90	93,604	0.1
13.000%, 01/20/12	90	93,603	0.1

		2,538,245	2.4
INSURANCE — 0.8%
HMSC Corp., 1st Lien Term Loan, 2.499%, 04/03/14	963	803,907	0.8

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
General Growth Properties, Inc., Term Loan, 12/31/49^,1,4	545	556,925	0.5

Total Financials		3,899,077	3.7

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INDUSTRIALS — 2.6%
AIRLINES — 0.9%
Delta Airlines, Inc., 1st Lien Term Loan,
0.094%, 04/30/12	$18	$17,412	0.0%[12]
2.249%, 04/30/12	8	7,123	0.0	[12]
2.251%, 04/30/12	464	440,828	0.4
Delta Airlines, Inc., Sr Sec’d Term Loan, 8.750%, 09/30/13	499	504,984	0.5

		970,347	0.9
BUILDING PRODUCTS — 0.9%
Jacuzzi Brands, Inc., 1st Lien Term Loan B, 2.499%, 02/07/14	941	774,113	0.7
Jacuzzi Brands, Inc., 1st Lien, Letter of Credit, 0.151%, 02/07/14	40	32,732	0.1
Jacuzzi Luxco S.A.R.L., New Term Loan, 4.251%, 11/15/13[3,9]	123	122,540	0.1

		929,385	0.9
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Clarke American Corp., Term Loan B,
2.748%, 06/27/14	97	88,890	0.1
2.790%, 06/27/14	173	158,223	0.1
2.790%, 06/27/14	156	142,096	0.1
2.790%, 06/27/14	62	56,509	0.1
New Customer Service Cos., Inc., Unsecd, Term Loan, 9.500%, 03/16/17	200	196,500	0.2
Quebecor World, Inc., Exit Term Loan,
9.000%, 07/10/12	182	183,711	0.2
9.000%, 07/10/12	67	67,566	0.0	[12]

		893,495	0.8

Total Industrials		2,793,227	2.6

INFORMATION TECHNOLOGY — 4.3%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Isola Group S.A.R.L., 1st Lien Term Loan, 11.000%, 12/18/12[1,9]	445	391,658	0.4
Isola Group S.A.R.L., 2nd Lien Term Loan, 17.750%, 12/18/13[1,9]	250	75,000	0.1
Sirius Computer Solutions, 2nd Lien Term Loan, 6.290%, 05/30/13[9]	1,000	900,000	0.8

		1,366,658	1.3
IT SERVICES — 2.3%
Compucom Systems, Inc., Term Loan, 3.750%, 08/23/14[3,9]	901	851,634	0.8

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES (continued)
First Data Corp., Initial Tranche B-1 Term Loan,
2.997%, 09/24/14	$361	$318,949	0.3%
3.032%, 09/24/14	11	9,697	0.0	[12]
3.040%, 09/24/14	20	17,283	0.0	[12]
First Data Corp., Initial Tranche B-3 Term Loan,
3.032%, 09/24/14	1,394	1,233,453	1.1
3.040%, 09/24/14	73	64,703	0.1

		2,495,719	2.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Freescale Semiconductor, Inc., Incremental Term Loan, 12.500%, 12/15/14	350	358,670	0.3
Freescale Semiconductor, Inc., Term Loan, 4.479%, 11/29/13	395	372,728	0.4

		731,398	0.7

Total Information Technology		4,593,775	4.3

MATERIALS — 5.5%
CHEMICALS — 3.3%
Cristal Inorganic Chemicals (Millenium), 1st Lien Term Loan, 2.540%, 05/15/14	890	836,822	0.8
Cristal Inorganic Chemicals (Millenium), 2nd Lien Term Loan, 6.040%, 05/15/14[3,9]	500	464,585	0.4
Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 3.748%, 12/20/13	55	42,595	0.0	[12]
Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 3.748%, 12/20/13	24	18,818	0.0	[12]
Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 3.998%, 12/22/14	69	54,024	0.1
Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 3.998%, 12/22/14	69	54,024	0.1
Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 3.998%, 12/22/14	69	54,024	0.0	[12]
Lyondell Chemical Co., Roll-Up DIP Term Loan,
5.799%, 04/06/10	967	1,026,980	1.0
6.560%, 04/06/10	1	1,140	0.0	[12]
Lyondell Chemical Co., Term Loan, 12/20/14^	17	13,444	0.0	[12]
Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 3.748%, 12/20/13	172	134,450	0.1

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS (continued)
Lyondell Chemical Co., U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	$301	$234,426	0.2%
Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	301	234,426	0.2
Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	401	312,961	0.3
Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 3.748%, 12/20/13	90	70,567	0.1

		3,553,286	3.3
DIVERSIFIED MANUFACTURING — 1.0%
BOC Edwards, 1st Priority Lien Term Loan, 2.252%, 05/31/14	1,197	1,062,019	1.0

PAPER & FOREST PRODUCTS — 1.2%
Abitibi-Consolidated Co. of Canada, Term Loan, 11.000%, 03/31/11	1,329	1,294,780	1.2

Total Materials		5,910,085	5.5

TELECOMMUNICATION SERVICES — 0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Level 3 Communications, Tranche A Term Loan,
2.501%, 03/13/14	71	66,317	0.1
2.501%, 03/13/14	179	165,793	0.1
Level 3 Communications, Tranche B Term Loan, 11.500%, 03/13/14	250	272,500	0.3

Total Telecommunication Services		504,610	0.5

UTILITIES — 2.3%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.3%
Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	1,063	1,029,492	1.0
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
3.729%, 10/10/14	968	793,757	0.7
3.790%, 10/10/14	10	8,204	0.0	[12]
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
3.729%, 10/10/14	247	203,006	0.2
3.751%, 10/10/14	3	2,078	0.0	[12]

Description	Shares/Par (000)		Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (continued)
TPF Generation Holdings LLC, 2nd Lien Term Loan,
4.501%, 12/15/14	$106		$94,129	0.1%
4.540%, 12/15/14	394		349,621	0.3

Total Utilities			2,480,287	2.3

Total Loan Participations & Assignments
(Cost $31,585,349)			31,534,425	29.5

ASSET-BACKED SECURITIES — 1.4%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.946%, 01/25/35[3,9]	115		5,913	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.746%, 09/25/34[3,9]	63		5,837	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[3,9]	1,500		1,468,791	1.4

Total Asset-Backed Securities
(Cost $1,640,131)			1,480,541	1.4

Total Fixed Income Investments
(Cost $145,561,633)			142,061,265	133.1

COMMON STOCKS — 3.6%
CONSUMER DISCRETIONARY — 0.8%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0

BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[1,3,9]	157		1	0.0	[12]

LEISURE EQUIPMENT & PRODUCTS — 0.3%
New True Temper Holdings, Inc. ADR[1,3,9]	43		300,972	0.3

MEDIA — 0.5%
Dex One Corp.[1]	20		567,027	0.5
SuperMedia, Inc.[1]	—	[11]	14,602	0.0	[12]

			581,629	0.5
TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Broder Brothers Co.[1,3,9]	38		—	0.0
WestPoint International, Inc.[1,3,9]	14		—	0.0

Total Consumer Discretionary			882,602	0.8

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets*

CONSUMER STAPLES — 0.9%
FOOD PRODUCTS — 0.0%[12]
Eurofresh, Inc., ADR[1,3,9]	$106	$52,943	0.0%[12]

HOUSEHOLD PRODUCTS — 0.9%
Spectrum Brands, Inc.[1]	35	952,495	0.9

Total Consumer Staples		1,005,438	0.9

INDUSTRIALS — 1.2%
BUILDING PRODUCTS — 0.2%
Jupiter Holdings LLC, ADR[1,3,9]	82	177,274	0.2

COMMERCIAL SERVICES & SUPPLIES — 0.2%
World Color Press, Inc., (Canada)[1]	20	230,546	0.2

INDUSTRIAL CONGLOMERATES — 0.8%
Milacron Holdings, Inc.[1,3,9]	1	828,416	0.8

Total Industrials		1,236,236	1.2

INFORMATION TECHNOLOGY — 0.2%
IT SERVICES — 0.1%
Unisys Corp.[1]	3	112,136	0.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), ADR[1,3,9]	793	111,037	0.1

Total Information Technology		223,173	0.2

MATERIALS — 0.2%
CONTAINERS & PACKAGING — 0.2%
Constar International, Inc.[1]	8	126,400	0.1
Portola Packaging[1,3,9]	15	56,100	0.1

		182,500	0.2

METALS & MINING — 0.0%[12]
Lexington Coal Co.[1,3,9]	25	27,083	0.0	[12]

Total Materials		209,583	0.2

TELECOMMUNICATION SERVICES — 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AboveNet, Inc.[1]	5	260,042	0.3
XO Holdings, Inc.[1]	1	387	0.0	[12]

Total Telecommunication Services		260,429	0.3

Description	Shares/Par (000)		Value	Percent of Net Assets*

UTILITIES — 0.0%[12]
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
Mirant Corp.[1]	$1		$10,143	0.0%[12]

Total Common Stocks
(Cost $7,978,847)			3,827,604	3.6

PREFERRED STOCKS — 2.0%
CONSUMER DISCRETIONARY — 0.4%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Pfd, Series C,[1,3,9]	—	[11]	—	0.0

HOUSEHOLD DURABLES — 0.3%
M/I Homes, Inc., Series A, 9.750%, 03/15/12[1,14]	22		358,800	0.3

MEDIA — 0.1%
Spanish Broadcasting System, Inc., Pfd[1,3,9]	481		1,215	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 03/11/10[1,3,9,14]	—	[11]	76,508	0.1

			77,723	0.1

Total Consumer Discretionary			436,523	0.4

CONSUMER STAPLES — 0.1%
FOOD PRODUCTS — 0.1%
Eurofresh, Inc., ADR[1,3,9]	—	[11]	139,000	0.1

FINANCIALS — 1.5%
COMMERCIAL BANKS — 1.5%
CoBank ACB, 11.000%, 10/01/14[3,9,14]	30		1,595,625	1.5

Total Preferred Stocks
(Cost $2,973,856)			2,171,148	2.0

WARRANTS — 0.2%
INDUSTRIALS — 0.2%
COMMERCIAL SERVICES & SUPPLIES — 0.1%
World Color Press, Inc., (Canada), Series I, expiring 07/20/14 (Strike Price $13.00)[1]	22		92,041	0.1

ROAD & RAIL — 0.1%
Quality Distribution, Inc., expiring 11/01/13 (Strike Price $0.01)[1,3,9]	16		68,726	0.1

TRANSPORTATION SERVICES — 0.0%
IdleAire Technologies Corp., expiring 12/15/15 (Strike Price $1.00)[1,3,9]	1		—	0.0

Total Industrials			160,767	0.2

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets*

TELECOMMUNICATION SERVICES — 0.0%[12]
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%[12]
AboveNet, Inc., Class CW, expiring 09/08/10 (Strike Price $24.00)[1,3,9]	$1	$30,326	0.0%[12]

Total Warrants (Cost $1,166,218)		191,093	0.2

RIGHT — 0.0%[12]
CONSUMER DISCRETIONARY — 0.0%[12]
TEXTILES, APPAREL & LUXURY GOODS — 0.0%[12]
Westpoint Stevens, Inc., expiring 04/25/14[1,3,9] (Cost $184,476)	13	—	0.0

Total Equity Investments
(Cost $12,303,397)		6,189,845	5.8

SHORT-TERM INVESTMENT — 4.9%
INVESTMENT COMPANY — 4.9%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070%[5,13] (Cost $5,224,116)	5,224	5,224,116	4.9

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN — 3.9%
INVESTMENT COMPANY — 3.9%
JPMorgan Prime Money Market Fund, Capital Shares, 0.100%[5,13] (Cost $4,167,483)	4,167	4,167,483	3.9

TOTAL INVESTMENTS
(Cost $167,256,629)		157,642,709	147.7

Other Liabilities in Excess of Other Assets		(50,909,962)	(47.7)

NET ASSETS		106,732,747	100.0%

ADR	American Depositary Receipt

Cert	Certificate
Co	Company
DIP	Debtor-in-Possession
Disc	Discount
Guar	Guaranteed
LIBOR	London Interbank Offered Rate
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

*	Applicable to common stockholders.
^	Unsettled security, coupon rate is undetermined at March 31, 2010.
1	Non-income producing security.
2	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $37,991,494 and 35.6% of net assets applicable to common stockholders.
3	Fair valued security. These securities amounted to $16,234,535 and 15.2% of net assets applicable to common stockholders.
4	Security in default.
5	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
6	All or a portion of the security is on loan. Securities on loan have a fair market value of $4,018,757.
7	Step-up bond. Interest rate is effective rate as of March 31, 2010.
8	Restricted security. These securities amounted to $1,565,500 and 1.5% of net assets applicable to common stockholders.
9	Security deemed to be illiquid. These securities amounted to $16,079,985 and 15.1% of net assets applicable to common stockholders.
10	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
11	Amount rounds to less than one thousand (par or shares).
12	Amount rounds to less than 0.1%.
13	The rate shown is the current yield as of March 31, 2010.
14	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,890,461
Aggregate gross unrealized depreciation	(20,504,381)

Net unrealized appreciation/depreciation	$(9,613,920)

Federal income tax cost of investments	$167,256,629

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$581,629	$—	$300,973	$882,602
Consumer Staples	952,495	—	52,943	1,005,438
Industrials	230,546	—	1,005,690	1,236,236
Information Technology	112,136	—	111,037	223,173
Materials	126,400	—	83,183	209,583
Telecommunication Services	260,429	—	—	260,429
Utilities	10,143	—	—	10,143

Total Common Stocks	2,273,778	—	1,553,826	3,827,604

Preferred Stocks
Consumer Discretionary	—	358,800	77,723	436,523
Consumer Staples	—	—	139,000	139,000
Financials	—	—	1,595,625	1,595,625

Total Preferred Stocks	—	358,800	1,812,348	2,171,148

Debt Securities
Asset-Backed Securities	—	—	1,480,541	1,480,541

Corporate Bonds
Consumer Discretionary	—	30,664,574	327,131	30,991,705
Consumer Staples	—	3,796,559	1,919,073	5,715,632
Energy	—	7,900,412	—	7,900,412
Financials	—	12,865,164	822,500	13,687,664
Health Care	—	4,233,884	950,328	5,184,212
Industrials	—	12,395,202	3,262,092	15,657,294
Information Technology	—	4,498,606	407,190	4,905,796
Materials	—	9,199,202	795,037	9,994,239
Telecommunication Services	—	9,021,225	—	9,021,225
Utilities	—	5,988,120	—	5,988,120

Total Corporate Bonds	—	100,562,948	8,483,351	109,046,299

Loan Participations & Assignments
Consumer Discretionary	—	10,079,044	—	10,079,044
Consumer Staples	—	1,173,237	—	1,173,237
Energy	—	101,083	—	101,083
Financials	—	3,899,077	—	3,899,077
Industrials	—	2,670,687	122,540	2,793,227
Information Technology	—	2,375,483	2,218,292	4,593,775
Materials	—	5,445,500	464,585	5,910,085
Telecommunication Services	—	504,610	—	504,610
Utilities	—	2,480,287	—	2,480,287

Total Loan Participations & Assignments	—	28,729,008	2,805,417	31,534,425

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2010 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Rights
Consumer Discretionary	$—	$—	$—	(a)	$—	(a)
Warrants
Industrials	92,041	—	68,726		160,767
Telecommunication Services	—	—	30,326		30,326

Total Warrants	92,041	—	99,052		191,093

Short-Term Investments
Investment Companies	5,224,116	—	—		5,224,116
Investments of Cash Collateral for Securities on Loan
Investment Companies	4,167,483	—	—		4,167,483

Total Investments in Securities	$11,757,418	$129,650,756	$16,234,535		$157,642,709

Depreciation in Other Financial Instruments
Swaps	$—	$(454,590)	$—		$(454,590)

(a)	Security has zero value.

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/09		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/10
Investments in Securities
Asset-Backed Securities	$1,475,849		$—		$2,373	$2,049	$270	$—	$—	$1,480,541
Common Stocks — Consumer Discretionary	300,973		—		—	—	—	—	—	300,973
Common Stocks — Consumer Staples	52,943		—		—	—	—	—	—	52,943
Common Stocks — Financials	—	(a)	—		—	—	177,274	—	—	177,274
Common Stocks — Industrials	855,499		—		—	—	—	—	—	855,499
Common Stocks — Information Technology	111,036		—	(b)	— (b)	1	— (b)	—	—	111,037
Common Stocks — Materials	62,100		—		(6,000)	—	—	—	—	56,100
Corporate Bonds — Consumer Discretionary	291,226		—		36,187	(282)	—	—	—	327,131
Corporate Bonds — Consumer Staples	2,518,525		—		15,849	(349)	(614,952)	—	—	1,919,073
Corporate Bonds — Financials	730,000		—		92,595	(95)	—	—	—	822,500
Corporate Bonds — Healthcare	950,328		—		35	(35)	—	—	—	950,328
Corporate Bonds — Industrials	1,873,259		—		305,671	(5,649)	(231,600)	1,394,750	(74,339)	3,262,092
Corporate Bonds — Information Technology	405,358		—		1,832	—	—	—	—	407,190
Corporate Bonds — Materials	871,033		—		(77,065)	1,069	—	—	—	795,037
Loan Participation & Assignments — Industrials	828,353		(1,059,641)		996,378	—	26,960	—	(669,510)	122,540
Loan Participation & Assignments — Information Technology	2,046,167		—		170,959	1,166	—	—	—	2,218,292
Loan Participation & Assignments — Materials	1,185,084		—		69,585	—	—	—	(790,084)	464,585

PACHOLDER H IGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of March 31, 2010 (Unaudited)

	Balance as of 12/31/09		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/10
Preferred Stocks — Consumer Discretionary	$77,723		$—	$—	$—	$—	$—	$—	$77,723
Preferred Stocks — Consumer Staples	139,000		—	—	—	—	—	—	139,000
Preferred Stocks — Financials	421,800		49,843	74,521	(85)	(443,893)	1,493,439	—	1,595,625
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	(a)
Rights — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	68,726	—	— (a)	—	—	68,726
Warrants — Telecommunication Services	41,530		—	(11,204)	—	—	—	—	30,326

Total	$15,237,786		$(1,009,798)	$1,740,442	$(2,210)	$(1,085,941)	$2,888,189	$(1,533,933)	$16,234,535

(a)	Security has zero value.
(b)	Amount rounds to less than $1.

Transferred from Level 2 to Level 3 due to lack of observable market inputs.

Transferred from Level 3 to Level 2 due to available market inputs to determine price.

Transfers into, or out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $771,728.

The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Auction Rate Preferred Shares (ARPS). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 0.228% to 0.249% for the period ended March 31, 2010. The effective date, upfront premiums, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Upfront Premiums (Paid)/ Received	Notional Contract Amount	Maturity	Payments Made by the Fund	Payments Received by the Fund	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
08/14/06	—	$5 million	06/01/10	5.255% monthly	1 month LIBOR monthly	0.249%	$(62,465)
12/01/06	—	5 million	12/01/10	5.010% monthly	1 month LIBOR monthly	0.249	(174,766)
11/30/07	—	5 million	06/01/11	4.000% monthly	1 month LIBOR monthly	0.249	(217,359)

							$(454,590)

*	Represents rate in effect at March 31, 2010.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ GEORGE C.W. GATCH
George C.W. Gatch
President and Principal Executive Officer

May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ GEORGE C.W. GATCH
George C.W. Gatch
President and Principal Executive Officer

May 28, 2010

By:	/s/ PATRICIA A. MALESKI
Patricia A. Maleski
Treasurer and Principal Financial Officer

May 28, 2010